Vessels	6 Months Ended
Jun. 30, 2013
Vessels [Abstract]
Vessels

4.Vessels

Acquisitions

During the first six months of 2013, the Company acquired the new-building DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014 at a total cost of $202,971 of which $104,826 were paid in the first six months of 2013.

There were no vessel acquisitions in the first six months of 2012.

Sales

There were no vessel sales in the first six months of 2013 and 2012.